Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
DERIVATIVE INSTRUMENTS

We use derivatives to reduce our exposure to various market risks, primarily foreign currency exchange rate risk. We maintain a foreign currency exchange rate risk management strategy that utilizes derivatives to reduce our exposure to unanticipated fluctuations in earnings and cash flows caused by changes in foreign currency exchange rates. We mitigate our credit risk relating to the counterparties of our derivatives by transacting with multiple, high-quality financial institutions, thereby limiting exposure to individual counterparties, and by entering into International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements, which include provisions for a legally enforceable master netting agreement, with almost all of our derivative counterparties. See "Note 14 - Supplemental Financial Information" for additional information on the mitigation of credit risk relating to counterparties of our derivatives. We do not enter into derivatives for trading or other speculative purposes.

All derivatives were recorded on our consolidated balance sheets at fair value. Derivatives subject to legally enforceable master netting agreements were not offset on our consolidated balance sheets. Accounting for the gains and losses resulting from changes in the fair value of derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. See "Note 1 - Description of the Business and Summary of Significant Accounting Policies" for additional information on our accounting policy for derivatives and "Note 3 - Fair Value Measurements" for additional information on the fair value measurement of our derivatives.

As of December 31, 2013 and 2012, our consolidated balance sheets included net foreign currency derivative assets of $1.8 million and $5.2 million, respectively.  All of our derivatives mature during the next 18 months.  Derivatives recorded at fair value on our consolidated balance sheets as of December 31, 2013 and 2012 consisted of the following (in millions):

	Derivative Assets		Derivative Liabilities
	2013	2012	2013	2012
Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$9.1	$5.0	$9.8	$.3
Foreign currency forward contracts - non-current(2)	1.2	.5	.6	—
	10.3	5.5	10.4	.3
Derivatives not Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	2.5	.2	.6	.2
	2.5	.2	.6	.2
Total	$12.8	$5.7	$11.0	$.5

(1)
Derivative assets and liabilities that have maturity dates equal to or less than 12 months from the respective balance sheet dates were included in other current assets and accrued liabilities and other, respectively, on our consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than 12 months from the respective balance sheet dates were included in other assets, net, and other liabilities, respectively, on our consolidated balance sheets.

We utilize cash flow hedges to hedge forecasted foreign currency denominated transactions, primarily to reduce our exposure to foreign currency exchange rate risk associated with contract drilling expenses and capital expenditures denominated in various currencies.  As of December 31, 2013, we had cash flow hedges outstanding to exchange an aggregate $376.1 million for various foreign currencies, including $175.1 million for British pounds, $110.8 million for Brazilian reais, $35.3 million for Singapore dollars, $23.6 million for Australian dollars, $22.3 million for Euros and $9.0 million for other currencies.

Gains and losses, net of tax, on derivatives designated as cash flow hedges included in our consolidated statements of income and comprehensive income for each of the years in the three-year period ended December 31, 2013 were as follows (in millions):

	(Loss) Gain Recognized in Other Comprehensive Income ("OCI") on Derivatives (Effective Portion)			(Loss) Gain Reclassified from AOCI into Income (Effective Portion)(1)			(Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(2)
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Interest rate lock contracts(3)	$—	$—	$—	$(.4)	$(.5)	$(.5)	$—	$—	$—
Foreign currency forward contracts(4)	(5.8)	8.7	.1	(1.6)	.5	6.0	(.3)	(.3)	.3
Total	$(5.8)	$8.7	$.1	$(2.0)	$—	$5.5	$(.3)	$(.3)	$.3

(1)
Changes in the fair value of cash flow hedges are recorded in AOCI.  Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.

(2)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other, net, in our consolidated statements of income.

(3)	Losses on interest rate lock derivatives reclassified from AOCI into income (effective portion) were included in interest expense, net in our consolidated statements of income.

(4)
During the year ended December 31, 2013, $2.5 million of losses were reclassified from AOCI into contract drilling expense and $900,000 of gains were reclassified from AOCI into depreciation expense in our consolidated statement of income.

We have net assets and liabilities denominated in numerous foreign currencies and use various methods to manage our exposure to foreign currency exchange rate risk. We predominantly structure our drilling contracts in U.S. dollars, which significantly reduces the portion of our cash flows and assets denominated in foreign currencies. We occasionally enter into derivatives that hedge the fair value of recognized foreign currency denominated assets or liabilities but do not designate such derivatives as hedging instruments. In these situations, a natural hedging relationship generally exists whereby changes in the fair value of the derivatives offset changes in the fair value of the underlying hedged items. As of December 31, 2013, we held derivatives not designated as hedging instruments to exchange an aggregate $208.9 million for various foreign currencies, including $97.9 million for Euros, $25.8 million for British pounds, $21.4 million for Swiss francs, $20.8 million for Brazilian reais, $16.5 million for Australian dollars, $13.9 million for Indonesian Rupiah and $12.6 million for other currencies.

Net gains of $3.6 million, $1.5 million and $500,000 associated with our derivatives not designated as hedging instruments were included in other, net, in our consolidated statements of income for the years ended December 31, 2013, 2012 and 2011, respectively.

As of December 31, 2013, the estimated amount of net losses associated with derivatives, net of tax, that will be reclassified to earnings during the next 12 months was as follows (in millions):

Net unrealized (losses) to be reclassified to contract drilling expense	$(1.7)
Net realized gains to be reclassified to depreciation expense	.9
Net realized (losses) to be reclassified to interest expense	(.4)
Net (losses) to be reclassified to earnings	$(1.2)